Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Aug. 22, 2023 USD ($)	Nov. 08, 2022 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Lease Commitments			$ 94	$ 303
Revised loss contingency accrual provision			1,169
Revised loss contingency accrual provision after tax			871
Litigation settlement pre-judgment interest	5.26%
Litigation settlement post-judgment interest	4.74%
Litigation settlement, amount awarded to other party	$ 483	$ 564
Loss contingency accrual, provision				1,120
Loss contingency accrual provision after tax				$ 830
Loss contingency accrual, non-interest expenses			609
Loss contingency accrual, interest expenses			$ 560